Related Parties - Disclosure of Transactions with Related Parties (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of transactions between related parties [line items]
Sales and services rendered to related parties	$ 1	$ 0
Purchases and services acquired from related parties	3	2
Joint operations
Disclosure of transactions between related parties [line items]
Sales and services rendered to related parties	1	0
Associates
Disclosure of transactions between related parties [line items]
Purchases and services acquired from related parties	$ 3	$ 2